Income Taxes - Summary of changes in the valuation allowance for deferred tax assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Line Items]
Valuation allowance as of beginning of the year	$ 69,433	$ 61,029
Increases recorded to income tax provision	20,454	8,404
Decreases recorded as a benefit to income tax provision	(1,388)
Valuation allowance as of end of year	$ 88,499	$ 69,433